Divestitures - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Dec. 02, 2020	Dec. 31, 2018
Disclosure Of Disposals [Line Items]
Gain (Loss) before tax on sale of assets		$ 797
Gain (Loss) after tax on sale of assets		557
Marten Hills Oil Assets [Member]
Disclosure Of Disposals [Line Items]
Proceeds from sale of assets	$ 138
Gain (Loss) before tax on sale of assets	79
Gain (Loss) after tax on sale of assets	65
Consideration received as cash	33
Consideration received as common shares	$ 97
Number of shares received as consideration	50
Consideration received as warrants	15
Term of warrants	3 years
Exercise price of warrants	$ 2.00
Warrants value	$ 8
Gross overriding royalty	$ 41
Cenovus Pipestone Partnership [Member]
Disclosure Of Disposals [Line Items]
Proceeds from sale of assets		$ 625
Wembley Gas Plant [Member]
Disclosure Of Disposals [Line Items]
Percentage of operating working capital interest		39.00%